UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Series Floating Rate High Income Fund

December 31, 2014

1.924295.103

SFR-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 92.0%
	Principal Amount	Value
Aerospace - 0.2%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)(f)	$ 1,630,916	$ 1,565,680
Air Transportation - 0.4%
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (e)	3,197,500	3,123,830
Automotive & Auto Parts - 1.2%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	2,977,500	2,947,725
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (e)	1,496,250	1,485,028
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	1,771,504	1,585,496
Tranche 2LN, term loan 10% 11/27/21 (e)	1,180,000	1,067,900
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	997,500	957,600
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	2,335,686	2,290,140
		10,333,889
Broadcasting - 1.5%
Clear Channel Capital I LLC Tranche B, term loan 3.8193% 1/29/16 (e)	2,032,184	2,008,814
Clear Channel Communications, Inc. Tranche D, term loan 6.9193% 1/30/19 (e)	4,330,000	4,086,438
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (e)	2,000,000	1,980,000
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	4,499,000	4,409,020
		12,484,272
Building Materials - 0.8%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	2,240,307	2,173,097
GYP Holdings III Corp. Tranche 2LN, term loan 7.75% 4/1/22 (e)	2,580,000	2,554,200
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (e)	1,951,494	1,895,388
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	645,125	611,256
		7,233,941
Cable/Satellite TV - 2.8%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	3,898,018	3,839,547
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	5,890,101	5,757,574
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Cable/Satellite TV - continued
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (e)	$ 1,380,000	$ 1,366,200
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	2,766,554	2,766,554
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	2,393,446	2,393,446
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	1,600,000	1,558,000
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	1,899,307	1,889,811
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	1,664,043	1,614,121
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	1,072,340	1,040,170
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	1,763,617	1,710,709
		23,936,132
Capital Goods - 0.2%
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (e)	1,705,000	1,705,000
SRAM LLC. Tranche B, term loan 4.0125% 4/10/20 (e)	371,972	357,093
		2,062,093
Chemicals - 2.1%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	610,000	597,038
Tranche B 1LN, term loan 4.5% 6/12/21 (e)	877,912	852,672
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (e)	1,000,000	990,000
Tranche B 1LN, term loan 4.5% 12/2/19 (e)	1,174,070	1,156,459
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (e)	2,910,000	2,888,175
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (e)	1,000,000	975,000
Tranche B 1LN, term loan 6% 12/5/21 (e)	2,500,000	2,462,075
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (e)	2,827,369	2,827,369
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	3,620,000	3,493,300
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	1,550,523	1,504,008
		17,746,096
Consumer Products - 1.7%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (e)	2,453,788	2,361,771
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Consumer Products - continued
Hercules Achievement, Inc. Tranche B, term loan 6% 12/11/21 (e)	$ 3,000,000	$ 2,981,250
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	1,299,044	1,273,063
Revlon Consumer Products Corp. term loan 4% 8/19/19 (e)	1,975,025	1,936,354
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	3,558,613	3,273,924
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	3,091,456	3,006,441
		14,832,803
Containers - 2.4%
Anchor Glass Container Corp. Tranche B, term loan 4.3246% 6/30/21 (e)	945,000	935,550
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	3,066,813	3,001,643
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	2,713,791	2,605,240
BWAY Holding Co. Tranche B, term loan 5.5515% 8/14/20 (e)	2,278,550	2,255,765
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (e)	2,250,000	2,238,750
Tranche B 1LN, term loan 4.5% 5/31/20 (e)	937,746	928,369
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	2,370,289	2,275,478
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (e)	4,935,075	4,799,361
Tricorbraun, Inc. Tranche B, term loan 4.0411% 5/3/18 (e)	1,452,250	1,424,410
		20,464,566
Diversified Financial Services - 2.2%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (e)	2,160,000	2,176,200
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	2,105,000	2,099,738
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	1,680,000	1,579,200
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	2,073,865	2,056,361
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	1,368,710	1,331,070
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	3,000,000	2,985,000
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	3,205,000	3,188,975
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Sheridan Investment Partners I, LLC Tranche B, term loan 4.25% 10/1/18 (e)	$ 1,443,750	$ 1,248,844
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	2,223,797	2,207,119
		18,872,507
Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	3,457,538	3,431,606
Energy - 6.5%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	2,514,021	2,514,021
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	2,500,000	2,175,000
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	1,496,250	1,219,444
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	1,263,149	1,244,201
Tranche C, term loan 5.25% 3/14/21 (e)	88,793	87,461
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,125,000	1,046,250
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	2,833,333	2,684,583
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	1,389,041	1,402,932
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	2,992,500	2,435,147
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	9,660,000	7,015,575
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	2,329,199	2,201,093
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	1,921,719	1,566,201
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	2,490,000	2,474,438
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	1,332,362	1,219,111
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (e)	1,330,728	1,330,728
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	1,420,732	1,149,912
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	1,394,772	1,146,043
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	2,629,234	2,592,425
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	1,450,000	1,426,438
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	1,982,469	1,526,501
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	3,316,620	2,620,130
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	$ 4,275,000	$ 3,697,875
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	461,366	364,479
Tranche M, term loan 4.25% 12/16/20 (e)	172,064	135,931
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (e)	3,000,000	2,988,750
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (e)	3,885,000	3,885,000
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	2,741,175	2,042,175
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	1,534,475	1,488,441
		55,680,285
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (e)	945,000	920,865
Environmental - 2.0%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	3,857,073	3,751,003
Metal Services LLC Tranche B, term loan 6% 6/30/17 (e)	2,467,538	2,449,278
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	5,683,089	5,228,442
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	545,000	525,925
Tranche B 1LN, term loan 4% 12/18/20 (e)	3,546,757	3,440,354
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	1,643,400	1,622,858
		17,017,860
Food & Drug Retail - 4.4%
Albertson's LLC:
Tranche B 3LN, term loan 4% 8/25/19 (e)	3,000,000	2,940,000
Tranche B 4LN, term loan:
4.5% 8/25/21 (e)	12,000,000	11,970,000
4.5% 8/25/21 (e)	1,165,000	1,147,525
Ferrara Candy Co., Inc. Tranche B, term loan 6.5051% 6/18/18 (e)	4,724,440	4,559,084
GOBP Holdings, Inc. Tranche B 1LN, term loan 5.75% 10/21/21 (e)	3,000,000	2,992,500
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	4,905,101	4,800,868
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Food & Drug Retail - continued
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	$ 1,625,823	$ 1,605,500
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (e)	985,000	986,645
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (e)	4,235,715	4,182,769
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (e)	1,953,664	1,943,896
		37,128,787
Food/Beverage/Tobacco - 4.3%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,715,000	1,680,700
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	1,528,802	1,524,980
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	1,500,000	1,490,625
Blue Ribbon LLC:
Tranche 2LN, term loan 9.2981% 11/13/22 (e)	1,000,000	977,500
Tranche B 1LN, term loan 5.75% 11/13/21 (e)	5,000,000	4,962,500
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (e)	2,947,576	2,910,731
Flavors Holdings, Inc. Tranche B 1LN, term loan 6.75% 4/3/20 (e)	2,962,500	2,829,188
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (e)	12,646,300	12,567,260
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (e)	1,671,600	1,663,242
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (e)	4,585,000	4,458,913
Tranche B 1LN, term loan 4.5% 6/30/21 (e)	1,785,525	1,763,206
		36,828,845
Gaming - 7.9%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	5,000,000	4,887,500
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	15,547,677	14,465,857
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	12,646,450	11,508,270
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (e)	1,421,669	1,396,789
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (e)	1,625,116	1,608,865
Fantasy Springs Resort Casino term loan 0% 8/6/49 (c)	3,248,741	2,566,506
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Gaming - continued
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	$ 3,454,605	$ 3,411,422
5.5% 11/21/19 (e)	1,480,545	1,462,038
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	4,433,828	4,300,814
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	1,900,775	1,823,052
Scientific Games Corp.:
Tranch B 2LN, term loan 6% 10/21/21 (e)	10,000,000	9,825,000
Tranche B, term loan 6% 10/18/20 (e)	1,567,085	1,539,661
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	6,270,315	6,106,033
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (e)	2,074,844	2,038,535
		66,940,342
Healthcare - 5.9%
Auris Luxembourg III S.a.r.l. Tranche B, term loan 12/12/21 (g)	3,500,000	3,486,875
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	6,780,546	6,746,643
Tranche E, term loan 3.4856% 1/25/17 (e)	1,246,595	1,237,246
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (e)	3,000,000	2,977,500
Tranche B 1LN, term loan 4.5% 4/23/21 (e)	2,985,000	2,955,150
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	4,125,397	4,125,397
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (e)	1,716,346	1,793,582
Grifols, S.A. Tranche B, term loan 3.1693% 2/27/21 (e)	485,056	478,387
HCA Holdings, Inc. Tranche B 5LN, term loan 2.9193% 3/31/17 (e)	4,823,540	4,775,304
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	3,879,611	3,709,878
INC Research LLC Tranche B, term loan 4.75% 11/13/21 (e)	2,000,000	1,992,500
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	1,243,738	1,231,300
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	1,507,548	1,462,322
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (e)	1,120,000	1,108,800
Tranche B 1LN, term loan 4.25% 1/28/21 (e)	3,820,006	3,648,106
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Healthcare - continued
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	$ 464,461	$ 456,914
Skilled Healthcare Group, Inc. term loan 7% 4/9/16 (e)	3,926,215	3,916,400
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	710,000	690,475
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	1,517,000	1,505,623
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	1,744,843	1,714,308
		50,012,710
Homebuilders/Real Estate - 1.5%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (e)	2,000,000	1,995,000
Tranche B 1LN, term loan 11/4/21 (g)	3,133,333	3,117,667
Tranche B, term loan 11/4/21 (g)	1,866,667	1,857,333
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	83,553	82,718
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	5,882,197	5,764,553
		12,817,271
Hotels - 2.5%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (e)	1,552,006	1,524,846
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	1,810,000	1,796,425
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	2,078,576	2,031,808
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	6,998,005	6,919,277
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	5,475,846	5,421,087
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	2,324,813	2,289,941
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (e)	1,049,725	1,046,229
		21,029,613
Leisure - 1.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	1,596,975	1,533,096
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (e)	2,150,000	2,176,875
Tranche B 1LN, term loan:
2/1/20 (g)	2,000,000	1,975,000
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Leisure - continued
Equinox Holdings, Inc.: - continued
5.0004% 2/1/20 (e)	$ 388,038	$ 383,188
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	675,000	675,000
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	1,766,650	1,740,150
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (e)	2,652,951	2,626,422
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (e)	6,165,680	4,369,926
		15,479,657
Metals/Mining - 3.5%
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (e)	515,000	509,850
Tranche B 1LN, term loan 4.75% 5/20/21 (e)	1,492,500	1,455,188
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	1,285,289	1,156,760
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	1,870,000	1,831,441
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	2,674,565	2,627,760
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	13,273,872	11,979,669
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	2,499,844	2,409,224
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (e)	1,000,000	870,000
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	3,084,745	2,776,271
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	5,825,000	4,485,250
		30,101,413
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (e)	811,436	802,648
Publishing/Printing - 1.4%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	2,028,406	2,005,587
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	6,189,867	5,710,152
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	1,173,004	1,159,808
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	2,840,037	2,825,837
		11,701,384
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Restaurants - 0.7%
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (e)	$ 3,000,000	$ 2,970,000
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	1,470,755	1,458,989
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	1,655,850	1,643,431
		6,072,420
Services - 4.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.75% 1/30/20 (e)	1,602,076	1,572,037
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	4,987,500	3,940,125
Coinmach Service Corp. Tranche B, term loan 4.2532% 11/14/19 (e)	3,361,829	3,294,593
Creative Artists Agency LLC Tranche B, term loan 6.75% 12/17/21 (e)	3,000,000	3,000,000
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (e)	1,060,000	1,052,050
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	10,395,744	9,875,957
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	4,461,275	4,305,130
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (e)	2,980,013	2,968,837
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (e)	1,855,975	1,837,415
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (e)	1,995,000	1,955,100
		33,801,244
Steel - 0.5%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (e)	3,990,000	3,955,088
Super Retail - 3.2%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	1,642,198	1,613,459
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	852,421	835,373
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	965,000	950,525
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	2,960,050	2,900,849
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 4.25% 8/13/21 (e)	1,496,250	1,485,028
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Super Retail - continued
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	$ 1,492,421	$ 1,432,724
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	2,553,409	2,381,054
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	1,635,900	1,574,554
6% 5/22/18 (e)	4,900,189	4,777,685
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	2,287,484	2,258,891
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	2,655,548	2,549,326
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	3,681,346	3,202,771
The Hillman Group, Inc. Tranche B, term loan 4.5% 6/30/21 (e)	1,213,900	1,195,692
		27,157,931
Technology - 10.1%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	3,356,250	3,347,859
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (e)	1,296,900	1,264,478
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	335,000	326,625
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	2,241,231	2,238,430
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	1,337,870	1,270,976
5% 9/10/20 (e)	8,921,196	8,659,181
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (e)	1,446,375	1,439,143
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	1,866,363	1,778,886
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (e)	2,477,550	2,421,805
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	9,662,256	9,638,101
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	1,524,486	1,501,618
First Data Corp.:
term loan 3.667% 3/24/17 (e)	8,046,855	7,916,094
Tranche B, term loan:
3.667% 3/24/18 (e)	4,000,000	3,880,400
3.667% 9/24/18 (e)	2,000,000	1,945,000
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	$ 2,672,005	$ 2,603,548
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (e)	1,460,000	1,408,900
Tranche B 1LN, term loan 5% 6/17/21 (e)	1,313,400	1,287,132
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	1,999,420	1,929,440
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	1,881,000	1,862,190
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	4,398,852	4,244,892
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	9,915,000	10,113,300
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	3,880,370	3,822,165
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (e)	3,701,307	3,590,267
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	2,723,778	2,662,493
Tranche 2LN, term loan 8% 4/9/22 (e)	1,750,000	1,688,750
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (e)	925,000	913,438
Tranche B 1LN, term loan 5.5% 11/12/21 (e)	835,000	830,825
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (e)	1,910,400	1,896,072
		86,482,008
Telecommunications - 6.7%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	7,322,811	7,185,509
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (e)	8,324,667	8,283,044
Tranche D, term loan 3.75% 3/31/15 (e)	3,762,306	3,649,437
Tranche D-2, term loan 3.7331% 3/31/19 (e)	5,426,322	5,263,533
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	1,213,388	1,201,254
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	8,305,172	8,263,646
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (e)	1,465,000	1,450,350
Tranche B, term loan 5.25% 2/22/19 (e)	1,490,727	1,457,185
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	5,000,000	4,912,500
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	7,600,000	7,533,880
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Telecommunications - continued
Level 3 Financing, Inc.: - continued
Tranche B 5LN, term loan 4.5% 1/31/22 (e)	$ 3,000,000	$ 3,003,900
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	471,213	464,144
Tranche B 1LN, term loan 4% 4/11/20 (e)	2,556,470	2,492,558
Securus Technologies Holdings, Inc. Tranche 2LN, term loan 9% 4/30/21 (e)	230,000	226,550
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	1,646,935	1,613,996
		57,001,486
Textiles/Apparel - 0.2%
Party City Holdings, Inc. Tranche B LN, term loan 4.0032% 7/27/19 (e)	1,806,675	1,775,059
Transportation Ex Air/Rail - 1.2%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (e)	3,411,046	3,393,991
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	935,264	748,212
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (e)	3,453,613	3,384,541
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	2,955,075	2,940,300
		10,467,044
Utilities - 7.6%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (e)	1,000,000	965,000
Tranche B 1LN, term loan 4.75% 6/20/21 (e)	1,492,500	1,458,919
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.3796% 8/13/18 (e)(h)	274,103	272,733
6.375% 8/13/19 (e)	4,140,151	4,119,451
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (e)	2,909,014	2,879,924
Calpine Corp. Tranche B 3LN, term loan 4% 10/9/19 (e)	4,188,588	4,146,702
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	1,605,022	1,595,007
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	3,240,000	3,244,050
EquiPower Resources Holdings LLC Tranche B 1LN, term loan 4.25% 12/21/18 (e)	3,906,572	3,882,155
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	4,963,482	4,851,804
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Utilities - continued
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	$ 9,972,222	$ 9,822,639
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (e)	2,080,000	2,077,400
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	3,491,250	3,334,144
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	5,102,002	5,050,982
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	3,726,605	3,633,440
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	681,575	630,457
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	1,238,775	1,096,316
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	670,000	663,300
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	4,145,236	4,083,057
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	1,870,659	1,692,946
TXU Energy LLC Tranche B, term loan:
4.6483% 10/10/17 (c)	3,466,000	2,222,573
4.6483% 10/10/14 (c)	2,512,000	1,610,820
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	1,738,525	1,686,369
		65,020,188
TOTAL BANK LOAN OBLIGATIONS (Cost $807,437,006)		784,281,563
Nonconvertible Bonds - 1.9%

Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,183,000	1,165,255
Cable/Satellite TV - 0.2%
Numericable Group SA 4.875% 5/15/19 (d)	1,455,000	1,442,269
Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2406% 12/15/19 (d)(e)	2,945,000	2,841,925
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19	1,063,000	1,120,136
		3,962,061
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 0.6%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7324% 8/1/19 (d)(e)	$ 3,555,000	$ 2,612,925
Chesapeake Energy Corp. 3.4806% 4/15/19 (e)	1,180,000	1,156,400
Offshore Group Investment Ltd. 7.125% 4/1/23	1,790,000	1,270,900
		5,040,225
Publishing/Printing - 0.3%
Cenveo Corp. 6% 8/1/19 (d)	920,000	832,600
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	1,430,000	1,580,150
		2,412,750
Telecommunications - 0.2%
Altice Financing SA 7.875% 12/15/19 (d)	650,000	665,532
Columbus International, Inc. 7.375% 3/30/21 (d)	1,310,000	1,378,775
		2,044,307
TOTAL NONCONVERTIBLE BONDS (Cost $17,322,227)		16,066,867
Common Stocks - 1.0%
	Shares
Chemicals - 0.7%
LyondellBasell Industries NV Class A	77,200	6,128,908
Publishing/Printing - 0.3%
Tribune Media Co. Class A (a)	36,975	2,209,996
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,000	483,140
TOTAL COMMON STOCKS (Cost $5,206,565)		8,822,044
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $29,756)	29,756	29,756
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $44,363,044)	44,363,044	$ 44,363,044
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $874,358,598)		853,563,274
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(921,735)
NET ASSETS - 100%		$ 852,641,539
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,774,026 or 1.1% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $203,750 and $202,732, respectively.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,855
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,209,996	$ 2,209,996	$ -	$ -
Materials	6,128,908	6,128,908	-	-
Telecommunication Services	483,140	483,140	-	-
Bank Loan Obligations	784,281,563	-	755,630,068	28,651,495
Corporate Bonds	16,066,867	-	16,066,867	-
Other	29,756	-	-	29,756
Money Market Funds	44,363,044	44,363,044	-	-
Total Investments in Securities:	$ 853,563,274	$ 53,185,088	$ 771,696,935	$ 28,681,251
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 29,212,177
Net Realized Gain (Loss) on Investment Securities	(135,071)
Net Unrealized Gain (Loss) on Investment Securities	(157,817)
Cost of Purchases	5,223,667
Proceeds of Sales	(5,223,876)
Amortization/Accretion	49,946
Transfers into Level 3	1,859,344
Transfers out of Level 3	(2,176,875)
Ending Balance	$ 28,651,495
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2014	$ (157,817)
Other Investments in Securities
Beginning Balance	$ 29,756
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,756
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2014	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $870,515,850. Net unrealized depreciation aggregated $16,952,576, of which $8,728,131 related to appreciated investment securities and $25,680,707 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015